Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000147928 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147928 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147928 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147928 | Hershey Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147928 | Perrigo Co. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147928 | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147928 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147928 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147928 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147928 | Ball Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147928 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147928 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147928 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147928 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147928 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147928 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147928 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147928 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147928 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000147928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000147928 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000147928 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000147928 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147929 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147929 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147929 | Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147929 | Hershey Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147929 | Perrigo Co. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147929 | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147929 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147929 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147929 | Northern Trust Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147929 | Ball Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147929 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147929 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147929 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000147929 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147929 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000147929 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000147929 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147929 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000147929 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000147929 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000147929 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000147929 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000147929 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000063871 | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063871 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063871 | Silicon Motion Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063871 | Capital City Bank Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063871 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000063871 | BSR Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000063871 | Centrus Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063871 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063871 | I3 Verticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063871 | Cass Information Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063871 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063871 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063871 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000063871 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000063871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000063871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000063871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000063871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000063871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000063871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000063871 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000063871 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000063871 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009765 | Lincoln Educational Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009765 | Texas Capital Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009765 | Silicon Motion Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009765 | Capital City Bank Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009765 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009765 | BSR Real Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009765 | Centrus Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009765 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009765 | I3 Verticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009765 | Cass Information Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009765 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000009765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000009765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000009765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000009765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000009765 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000009765 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063872 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063872 | Seacoast Banking Corp. of Florida
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000063872 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000063872 | Envista Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063872 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063872 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063872 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000063872 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063872 | CTS Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063872 | The Hanover Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063872 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000063872 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063872 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063872 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000063872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000063872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000063872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000063872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000063872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000063872 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000063872 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009766 | Stifel Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009766 | Seacoast Banking Corp. of Florida
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009766 | FB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009766 | Envista Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009766 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009766 | Lamar Advertising Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009766 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009766 | Glacier Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009766 | CTS Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009766 | The Hanover Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009766 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000009766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000009766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000009766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000009766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000009766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000009766 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%